Schedule of Future Minimum Payments Required under Lease Agreement (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
2022	$ 236,439
2023	242,830
2024	249,278
2025	116,309
2026	29,604
Total lease payments	874,460
Less: imputed interest	107,078
Future Minimum Payments	874,460
Present value of lease liabilities	$ 767,382